Leases - Gross Investment in Lease, Unearned Finance Income, Present Value of Minimum Lease Payments Receivable and Unguaranteed Residual Values Under Finance Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	¥ 393,295	¥ 310,415
Unearned finance income	110,623	40,866
Present value of the minimum lease payments receivable	282,672	269,549
Unguaranteed residual values	48,994	48,362
Not later than one year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	45,950	40,225
Unearned finance income	10,003	10,544
Present value of the minimum lease payments receivable	35,947	29,681
Unguaranteed residual values	5,283	2,814
Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	33,889	104,817
Unearned finance income	9,418	9,528
Present value of the minimum lease payments receivable	24,471	95,289
Unguaranteed residual values	12,113	15,211
Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	39,618	33,160
Unearned finance income	8,507	6,565
Present value of the minimum lease payments receivable	31,111	26,595
Unguaranteed residual values	3,156	2,670
Later than three years and not later than four years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	42,137	27,542
Unearned finance income	7,197	4,660
Present value of the minimum lease payments receivable	34,940	22,882
Unguaranteed residual values	10,755	1,102
Later than four years and not later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	45,051	58,947
Unearned finance income	6,444	3,446
Present value of the minimum lease payments receivable	38,607	55,501
Unguaranteed residual values	5,297	11,663
Later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	186,650	45,724
Unearned finance income	69,054	6,123
Present value of the minimum lease payments receivable	117,596	39,601
Unguaranteed residual values	¥ 12,390	¥ 14,902